N-2 - USD ($)							3 Months Ended										6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2025
Cover [Abstract]
Entity Central Index Key																	0001716951
Amendment Flag																	false
Entity Inv Company Type																	N-2
Document Type																	N-CSRS
Entity Registrant Name																	OFS Credit Company, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load(1)	—
Offering expenses borne by the Company(2)	—
Distribution reinvestment plan expenses(3)	$15.00
Total stockholder transaction expenses	—
Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee(4)	3.02%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle)(5)	3.22%
Interest payments on borrowed funds(6)	5.36%
Other expenses(7)	2.07%
Total annual expenses(8)	13.67%
(1)     In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load, and the “Example” will be updated accordingly.
(2)     The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)     The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
(4)    We have agreed to pay OFS Advisor as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% (0.4375% per quarter) of our Total Equity Base, which means the NAV of shares of our common stock and the paid-in capital of our preferred stock, if any, before the determination of any incentive fees for the applicable quarter. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. While we currently expect to incur leverage in the amount of approximately 33% to 40% of our total assets (i.e., $0.33 to $0.40 of leverage for every $1 of assets) over the next 12 months of operations, the type (i.e., preferred stock, bonds, bank debt, etc.) and timing of debt to be issued over the next 12 months of operations has not been determined, and may not occur. The base management fee referenced in the table above represents the estimated annualized fee based on our April 30, 2025 NAV of $160.3 million and $115.9 million of paid-in capital on outstanding preferred stock. The estimated base management fee used for the calculation in the table above differs from the actual amount incurred for the six months ended April 30, 2025. See “—Note 3 Related Party Transactions”.
(5)    We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The estimated incentive fees in the table above assume that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the six months ended April 30, 2025. Actual portfolio yields, which directly impact incentive fees, may significantly differ in the future. See “—Note 3 Related Party Transactions”.
(6)    “Interest payments on borrowed funds” represents estimated annualized dividends to be paid on our $115.9 million of outstanding preferred stock as of April 30, 2025. It also includes estimated amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock. This amount differs from the actual interest expense incurred during the six months ended April 30, 2025. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase.
(7)    “Other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the six months ended April 30, 2025. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)    “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 23.47%.

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of the offering price)
Sales load(1)	—
Offering expenses borne by the Company(2)	—
Distribution reinvestment plan expenses(3)	$15.00
Total stockholder transaction expenses	—
Estimated Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee(4)	3.02%
Incentive fees payable under our Investment Advisory Agreement (20% of Pre-Incentive Fee Net Investment Income, subject to hurdle)(5)	3.22%
Interest payments on borrowed funds(6)	5.36%
Other expenses(7)	2.07%
Total annual expenses(8)	13.67%
(1)     In the event that the securities are sold to or through underwriters, a prospectus supplement will disclose the applicable sales load, and the “Example” will be updated accordingly.
(2)     The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
(3)     The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
(4)    We have agreed to pay OFS Advisor as compensation under the Investment Advisory Agreement a base management fee at an annual rate of 1.75% (0.4375% per quarter) of our Total Equity Base, which means the NAV of shares of our common stock and the paid-in capital of our preferred stock, if any, before the determination of any incentive fees for the applicable quarter. These management fees are paid by our stockholders and are not paid by the holders of preferred stock, or the holders of any other types of securities that we may issue. While we currently expect to incur leverage in the amount of approximately 33% to 40% of our total assets (i.e., $0.33 to $0.40 of leverage for every $1 of assets) over the next 12 months of operations, the type (i.e., preferred stock, bonds, bank debt, etc.) and timing of debt to be issued over the next 12 months of operations has not been determined, and may not occur. The base management fee referenced in the table above represents the estimated annualized fee based on our April 30, 2025 NAV of $160.3 million and $115.9 million of paid-in capital on outstanding preferred stock. The estimated base management fee used for the calculation in the table above differs from the actual amount incurred for the six months ended April 30, 2025. See “—Note 3 Related Party Transactions”.
(5)    We have agreed to pay OFS Advisor, as compensation under the Investment Advisory Agreement, a quarterly incentive fee equal to 20% of our “Pre-Incentive Fee Net Investment Income” for the immediately preceding quarter, subject to a quarterly preferred return, or hurdle, of 2.00% of our NAV (8.00% annualized) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that we have not yet received in cash. No incentive fee is payable to OFS Advisor on realized capital gains. The incentive fee is paid to OFS Advisor as follows:
•no incentive fee in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of our NAV;
•100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of our NAV in any calendar quarter (10.00% annualized). We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of our NAV) as the “catch-up.” The “catch-up” is meant to provide OFS Advisor with 20% of our Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if Pre-Incentive Fee Net Investment Income meets or exceeds 2.50% of our NAV in any calendar quarter; and
•20% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of our NAV in any calendar quarter (10.00% annualized) is payable to OFS Advisor (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to OFS Advisor).
The estimated incentive fees in the table above assume that incentive fees we incur during the next twelve months remain consistent with the actual incentive fees incurred by us during the six months ended April 30, 2025. Actual portfolio yields, which directly impact incentive fees, may significantly differ in the future. See “—Note 3 Related Party Transactions”.
(6)    “Interest payments on borrowed funds” represents estimated annualized dividends to be paid on our $115.9 million of outstanding preferred stock as of April 30, 2025. It also includes estimated amortization of deferred underwriting discounts, commissions, and offering expenses related to our outstanding preferred stock. This amount differs from the actual interest expense incurred during the six months ended April 30, 2025. We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in CLO structures in which we invest or intend to invest or in derivative instruments in which we may invest. Our borrowing costs would increase in the event that we were to borrow additional money. In the event that we were to issue additional shares of preferred stock, the base management fee as a percentage of our net assets attributable to common stock would increase.
(7)    “Other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the six months ended April 30, 2025. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
(8)    “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock will bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses that will be associated with our CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation, then our total annual expenses would have been 23.47%.

Management Fees [Percent]	3.02%
Interest Expenses on Borrowings [Percent]	5.36%
Incentive Fees [Percent]	3.22%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.07%
Total Annual Expenses [Percent]	13.67%
Expense Example [Table Text Block]
Example*
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in us. In calculating the following expense amounts, we assumed we would maintain the leverage as set forth above and that our operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Year	5 Year	10 Year
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$102	$289	$456	$801
*The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Advisory Agreement, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, and is therefore not included in the example. Also, while the example assumes reinvestment of all dividends at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock, determined by dividing the total dollar amount of the dividend payable to a participant by ninety-five percent (95%) the market price per share of our common stock at the close of trading on the dividend payment date, which may be at, above or below net asset value. See “—Distribution Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

Expense Example, Year 01	$ 102
Expense Example, Years 1 to 3	289
Expense Example, Years 1 to 5	456
Expense Example, Years 1 to 10	$ 801
Basis of Transaction Fees, Note [Text Block]	The expenses of the DRIP are included in “other expenses.” The plan administrator’s fees are paid by us. There are no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. See “—Distribution Reinvestment Plan”.
Other Transaction Fees, Note [Text Block]	The prospectus supplement corresponding to each offering will disclose the applicable offering expenses and total stockholder transaction expenses as a percentage of the offering price.
Other Expenses, Note [Text Block]	“Other expenses” assumes that other expenses we incur during the next twelve months remain consistent with the actual amounts incurred during the six months ended April 30, 2025. “Other expenses” includes our overhead expenses, including services under the Administration Agreement based on our allocable portion of overhead and other expenses incurred by OFS Capital Services, LLC, our administrator and an affiliate of OFS Advisor. “Other expenses” also includes ongoing administrative expenses to our independent accountants, legal counsel and compensation of independent directors.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding(1)	Asset Coverage Per $1,000(2)	Asset Coverage Per Unit(3)	Involuntary Liquidation Preference Per Unit(4)	Average Market Value Per Unit(5)
6.875% Series A Term Preferred Stock(6)
October 31, 2022	$—	$—	$—	$—	N/A
October 31, 2021	21,316,500	3,148	78.71	25.00	$25.15
October 31, 2020	21,316,500	2,946	73.64	25.00	23.72
October 31, 2019	21,316,500	3,151	78.78	25.00	25.46

6.60% Series B Term Preferred Stock(7)
October 31, 2024	—	—	—	—	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

6.125% Series C Term Preferred Stock
April 30, 2025 (unaudited)	23,000,000	2,383	59.58	25.00	24.70
October 31, 2024	23,000,000	2,635	65.87	25.00	24.06
October 31, 2023	23,000,000	2,878	71.95	25.00	23.29
October 31, 2022	23,000,000	2,472	61.80	25.00	24.79
October 31, 2021	23,000,000	3,148	78.71	25.00	25.22

6.00% Series D Term Preferred Stock
April 30, 2025 (unaudited)	3,000,000	2,383	59.58	25.00	N/A
October 31, 2024	3,000,000	2,635	65.87	25.00	N/A
October 31, 2023	3,000,000	2,878	71.95	25.00	N/A
October 31, 2022	3,000,000	2,472	61.80	25.00	N/A
October 31, 2021	3,000,000	3,148	78.71	25.00	N/A

5.25% Series E Term Preferred Stock
April 30, 2025 (unaudited)	35,000,000	2,383	59.58	25.00	23.83
October 31, 2024	35,000,000	2,635	65.87	25.00	22.98
October 31, 2023	35,000,000	2,878	71.95	25.00	22.38
October 31, 2022	35,000,000	2,472	61.80	25.00	23.99

7.875% Series F Term Preferred Stock
April 30, 2025 (unaudited)	29,900,000	2,383	59.58	25.00	24.88
October 31, 2024	29,900,000	2,635	65.87	25.00	24.94

8.00% Series G Term Preferred Stock
April 30, 2025 (unaudited)	25,000,000	2,383	59.58	25.00	N/A
(1) Total amount of each class of senior securities outstanding at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
(3) The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.
(4) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.
(5) Average market value per unit for the Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series D Term Preferred Stock and Series G Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
(6) On December 10, 2021, all outstanding shares of the Series A Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share), plus the accrued and unpaid dividends through December 9, 2021. The total amount of the redemption, plus accrued dividends, was $21,353,138.
(7) On November 19, 2023, all outstanding shares of the Series B Term Preferred Stock were redeemed at 100% of their principal amount ($25 per share), plus accrued and unpaid dividends through November 18, 2023. The total amount of the redemption, plus accrued dividends, was $3,009,900.

Senior Securities, Note [Text Block]	Senior Securities Tables Information about the Company’s senior securities is shown in the following table as of and for the dates noted.
Senior Securities Averaging Method, Note [Text Block]	Average market value per unit for the Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series D Term Preferred Stock and Series G Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
Senior Securities Headings, Note [Text Block]	Total amount of each class of senior securities outstanding at the end of the period presented.The Asset Coverage Per Unit is expressed in terms of a ratio per share of the aggregate amount of outstanding senior securities. When expressing in terms of dollar amounts per share, the asset coverage ratio is multiplied by the involuntary liquidation preference per unit of $25.The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it.Average market value per unit for the Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock represent the average of the daily closing prices as reported on The Nasdaq Capital Market during the period presented. Not applicable to the Series A Term Preferred Stock, Series B Term Preferred Stock, Series D Term Preferred Stock and Series G Term Preferred Stock because these senior securities are not registered for public trading or are fully redeemed.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Company’s primary investment objective is to generate current income, with a secondary objective to generate capital appreciation. Under normal market conditions, the Company invests at least 80% of its assets in floating rate credit instruments and other structured credit investments, including: (i) collateralized loan obligation (“CLO”) debt and subordinated (i.e., residual or equity) securities; (ii) traditional corporate credit investments, including leveraged loans and high yield bonds; (iii) opportunistic credit investments, including stressed and distressed credit situations and long/short credit investments; and (iv) other credit-related instruments, which include securities issued by other securitization vehicles, such as credit-linked notes and collateralized bond obligations, or “CBOs”, and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions (“80% Policy”). The 80% Policy is not a fundamental policy of the Company and may be changed by our Board on 60 days’ notice to the Company’s stockholders. The Company defines “credit” to consist primarily of the debt investments and instruments described in its 80% Policy.
The CLOs in which the Company invests are collateralized by portfolios consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. The Company may also invest in financing structures intended to aggregate loans that may be used to form the basis of a CLO vehicle, often provided by the bank that will serve as the placement agent or arranger on a CLO transaction (each, a “Loan Accumulation Facility”).

Risk Factors [Table Text Block]
SUMMARY RISK FACTORS
The risk factors described below are a summary of the principal risk factors associated with an investment in the Company. These are not the only risks we face. You should carefully consider these risk factors, together with the risk factors set forth in our prospectus, as supplemented from time to time, and the other reports and documents filed by us with the SEC. Specifically, see “Risk Factors” in our prospectus filed with the SEC on May 24, 2024 (the “Base Prospectus”).
Risks Related to Our Business and Structure
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments, and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
•We are dependent upon OFS senior professionals for our future success and upon their access to the investment professionals and partners of OFSAM and its affiliates.
•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
•Our success will depend on the ability of OFS Advisor to attract and retain qualified personnel in a competitive environment.
•Our incentive fee structure may incentivize OFS Advisor to make certain investments, including speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
•We may pay an incentive fee on income we do not receive in cash.
•OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to maintain our tax treatment as a RIC.
•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
•We may choose to pay distributions in our own common stock, in which case, our stockholders may be required to pay U.S. federal income tax in excess of the cash distributions they receive.
•We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
•Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
•Adverse developments in the credit markets may impair our ability to secure debt financing.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
•We may enter into reverse repurchase agreements, which are another form of leverage.
•Provisions of the Delaware General Corporation Law and our Amended and Restated Certificate of Incorporation and Bylaws could deter takeover attempts and have an adverse effect on the price of our securities.
•Increased geopolitical unrest, terrorist attacks, acts of war, global health emergencies or natural disasters may impact the businesses in which we invest and harm our business, operating results and financial condition.
•The impact of legal, tax and regulatory changes in the United States is uncertain and may directly affect financial institutions and the global economy.
•Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.
•Global climate change may impact the businesses in which we invest and harm our business, operating results and financial condition.
Risks Related to Our Investments
•Investing in senior secured loans indirectly through CLO securities involves particular risks.
•Our investments in CLO securities and other structured finance securities involve certain risks.
•Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.
•CLO investments involve complex documentation and accounting considerations, and as a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
•The application of the risk retention rules to CLOs under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
•If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
•Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
•We and our investments are subject to interest rate risk.
•The lack of liquidity in our investments may adversely affect our business.
•We are subject to risks associated with defaults on an underlying asset held by a CLO.
•We are subject to risks associated with Loan Accumulation Facilities.
•We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•We may be exposed to risks if we invest in the securities of new issuers.
•We and our investments may be subject to currency risk.
•We and our investments are subject to risks associated with non-U.S. investing.
•Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
•Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.
Risks Related to an Investment in Our Securities
•Our shares of common stock have traded at a discount from NAV and our Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock may not trade at favorable prices.
•The market price of our common stock may fluctuate and decrease significantly.
•We cannot assure you that we will be able to successfully deploy the proceeds of any offering conducted pursuant to a prospectus within the timeframe we have contemplated.
•If we issue additional preferred stock, the NAV and market value of our common stock will likely become more volatile.
•Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.
•Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
•You may not receive distributions or our distributions may decline or may not grow over time.

Share Price [Table Text Block]

	NAV(1)	Price Range		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributions per Share(3)
Period		High	Low
Fiscal Year 2025
Second Quarter	$6.17	$7.32	$5.26	18.6%	(14.7)%	$0.345
First Quarter	$7.00	$7.58	$6.98	8.3%	(0.3)%	$0.345
Fiscal Year 2024
Fourth Quarter	$7.18	$7.78	$6.52	8.4%	(9.2)%	$0.345
Third Quarter	$7.24	$7.81	$7.00	7.9%	(3.3)%	$0.315
Second Quarter	$7.34	$7.49	$6.63	2.0%	(9.7)%	$0.30
First Quarter	$7.68	$7.25	$5.47	(5.6)%	(28.8)%	$0.30
Fiscal Year 2023
Fourth Quarter	$7.55	$8.52	$6.15	12.8%	(18.5)%	$0.55(4)
Third Quarter	$8.02	$10.15	$8.00	26.6%	(0.2)%	$0.55(5)
Second Quarter	$8.48	$10.50	$8.85	23.8%	4.4%	$0.55(6)
First Quarter	$10.13	$10.46	$7.88	3.3%	(22.2)%	$0.55(7)
(1)NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding common shares at the end of each period.
(2)Calculated as the respective high or low intraquarter sales price divided by quarter-end NAV and subtracting 1.
(3)Represents distributions declared on our common stock during the specified quarter. Fiscal year 2024 distributions per share were comprised of cash distributions. Fiscal year 2023 distributions per share were comprised of cash and stock distributions.
(4)This distribution was partially paid in shares of our common stock. Stockholders had until October 17, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.65 million in cash and 943,865 shares of common stock, or approximately 6.3% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $6.98 per share, which equaled the volume weighted average trading price per share of the Company’s common stock on The Nasdaq Capital Market on October 16, 17 and 18, 2023.
(5)This distribution was partially paid in shares of our common stock. Stockholders had until July 18, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.19 million in cash and 571,338 shares of common stock, or approximately 4.7% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $8.33 per share, which equaled the volume weighted average trading price per share of the Company’s common stock on The Nasdaq Capital Market on July 17, 18 and 19, 2023.
(6)This distribution was partially paid in shares of our common stock. Stockholders had until April 12, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.12 million in cash and 488,020 shares of common stock, or approximately 4.8% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $9.18 per share, which equaled the volume weighted average trading price per share of the Company’s common stock on The Nasdaq Capital Market on April 11, 12 and 13, 2023.
(7)This distribution was partially paid in shares of our common stock. Stockholders had until January 18, 2023 to elect whether to receive the distribution in cash (up to an aggregate maximum cash amount of 20% of the total distribution), excluding any cash paid for fractional shares, or in shares of the Company’s common stock. The distribution consisted of approximately $1.04 million in cash and 449,158 shares of common stock, or approximately 4.8% of the Company’s outstanding common stock prior to the distribution. The amount of cash elected to be received was greater than the cash limit of 20% of the aggregate distribution amount, therefore resulting in the payment of a combination of cash and stock to stockholders who elected to receive cash. The number of shares of common stock comprising the stock portion was calculated based on a price of $9.25 per share, which equaled the volume weighted average trading price per share of the Company's common stock on The Nasdaq Capital Market on January 17, 18 and 19, 2023.

Lowest Price or Bid							$ 5.26	$ 6.98	$ 6.52	$ 7.00	$ 6.63	$ 5.47	$ 6.15	$ 8.00	$ 8.85	$ 7.88
Highest Price or Bid							$ 7.32	$ 7.58	$ 7.78	$ 7.81	$ 7.49	$ 7.25	$ 8.52	$ 10.15	$ 10.50	$ 10.46
Highest Price or Bid, Premium (Discount) to NAV [Percent]							18.60%	8.30%	8.40%	7.90%	2.00%	(5.60%)	12.80%	26.60%	23.80%	3.30%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]							(14.70%)	(0.30%)	(9.20%)	(3.30%)	(9.70%)	(28.80%)	(18.50%)	(0.20%)	4.40%	(22.20%)
NAV Per Share	$ 7.18	$ 7.55					$ 6.17	$ 7.00	$ 7.18	$ 7.24	$ 7.34	$ 7.68	$ 7.55	$ 8.02	$ 8.48	$ 10.13	$ 6.17
Fair Valuation Of Our Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Fair Valuation of Our Portfolio Investments. Typically, there will not be a public market, or readily available market quotations, for the type of investments in which the Company invests. As a result, the Company will value these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Company’s determination of the fair value of its investments, requiring significant management judgment and estimation, has a material impact on its net earnings through the recording of unrealized appreciation or depreciation of investments and may cause its NAV on a given date to materially understate or overstate the value that the Company may ultimately realize on one or more of its investments.
Accretable Yield Estimates Of Our CLO Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Accretable Yield Estimates of Our CLO Equity Investments. CLO equity securities do not carry a stated coupon and rely on residual cash flows after the payment of debt costs and fund expenses of the CLO. Interest income from investments in CLO equity securities is recognized on the basis of the estimated effective yield to expected redemption utilizing assumed cash flows. The estimated effective yield on our CLO equity investments requires significant management judgment and estimation. Interest income recognized on CLO investments is not contractually due to the Company and may not ultimately be realized in actual cash returns. The ultimate returns of CLO equity securities may be highly dependent on terminal liquidating payments many years after the initial investment period and, accordingly, actual returns cannot be known until the investment is sold or finally liquidates.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Key Personnel Risk. The Company is dependent upon the key personnel of OFS Advisor for its future success.
Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk. The Company’s executive officers and directors, and OFS Advisor and its officers and employees, including the senior investment team, have several conflicts of interest as a result of the other activities in which they engage.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Incentive Fee Risk. The Company’s incentive fee structure may incentivize OFS Advisor to pursue investments on its behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement and to use leverage in a manner that adversely impacts the Company’s performance.
Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Tax Risks. If the Company fails to qualify for tax treatment as a RIC under the Code for any reason or becomes subject to U.S. federal income tax, the resulting U.S. federal income tax, imposed at corporate rates, could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Distributions And Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Distributions and Dividend Risk. The Company may reduce, defer or eliminate its distributions and choose to incur U.S. federal excise tax in order to preserve cash and maintain flexibility.
Stock Dividend Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stock Dividend Risk. In the past, the Company has historically declared, and may in the future declare, taxable dividends that are payable to its stockholders in cash or in shares of its common stock at the election of stockholders subject to a limitation on the total amount of cash that may be distributed. In addition, if a significant number of the Company’s stockholders determine to sell shares of its stock in order to pay taxes owed on distributions, it may put downward pressure on the trading price of the Company’s stock.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risks. The economic disruption and downturn in the capital markets and the credit markets resulting from interest rate and inflation rate changes, the ongoing war between Russia and Ukraine, the agenda of the new U.S. Presidential administration, including the impact of tariff enactment and tax reductions, trade disputes with other countries, instability in the U.S. and international banking systems, the risk of recession or a shutdown of U.S. government services may impair the Company’s ability to raise capital, the availability of suitable investment opportunities for the Company and may negatively affect its business.
Events Outside Of The Company’s Control [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Events Outside of the Company’s Control. Events outside of the Company’s control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, its CLO investments and its results of operations.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification Risk. The Company is a non-diversified investment company under the 1940 Act and may hold a narrower range of investments than a diversified fund under the 1940 Act. The Company may also be concentrated in investments issued by a certain collateral managers, which may heighten cross-collateralization risks.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage, whether directly or indirectly, through investments such as CLO equity or subordinated debt securities may magnify the Company’s risk of loss. CLOs are typically highly leveraged vehicles (typically 9 – 13 times), and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss since the use of leverage magnifies losses. Additionally, CLO equity investments are the first-loss positions in these structures.

Risks Of Investing In CLOs And Other Structured Finance Securitie [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in CLOs and Other Structured Finance Securities. CLO and structured finance securities present risks similar to other credit investments, including default (credit), interest rate and prepayment risks. In addition, CLOs and other structured finance securities are typically governed by a complex series of legal documents and contracts, which increases the possibility of disputes over the interpretation and enforceability of such documents. For example, some documents governing the loans underlying our CLO investments may allow for “priming transactions,” in connection with which majority lenders or debtors can amend loan documents to the detriment of other lenders, amend loan documents in order to move collateral, or amend documents in order to facilitate capital outflow to other parties/subsidiaries in a capital structure, any of which may adversely affect the rights and security priority of the CLOs in which the Company is invested. In addition, a collateral manager or trustee of a CLO may not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also leveraged vehicles and are subject to leverage risk.

Risks Of Investing In The Subordinated Or Equity Tranche Of CLOs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in the Subordinated or Equity Tranche of CLOs. The Company may invest in the subordinated notes that comprise a CLO’s equity tranche, which are junior in priority of payment and are subject to certain payment restrictions generally set forth in an indenture governing the notes. In addition, CLO equity and subordinated notes generally do not benefit from any creditors’ rights or ability to exercise remedies under the indenture governing the notes. The subordinated notes are not guaranteed by another party. Subordinated notes are subject to greater risk than the secured notes issued by the CLO. CLOs are typically highly levered, typically utilizing 9 – 13 times leverage, and therefore the CLO equity and subordinated debt securities in which the Company invests or intends to invest are subject to a higher risk of loss. There can be no assurance that distributions on the assets held by the CLO will be sufficient to make any distributions or that the yield on the subordinated notes will meet the Company’s expectations.

First Loss Risk Of CLO Equity And Subordinated Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	First Loss Risk of CLO Equity and Subordinated Securities. CLO equity and subordinated debt securities that the Company may acquire are subordinated to more senior tranches of CLO debt. If a CLO breaches a covenant, excess cash flow that would otherwise be available for distribution to the CLO equity tranche investors is diverted to prepay CLO debt investors in order of seniority until such time as the covenant breach is cured. If the covenant breach is not or cannot be cured, the CLO equity investors (and potentially other debt tranche investors) may experience a partial or total loss of their investment. For this reason, CLO equity investors are often referred to as being in a first loss position. CLO equity and subordinated debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. Though not exclusively, the Company will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested.
CLO Rating Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Rating Downgrade Risk. Ratings agencies have undergone, and may in the future undergo, reviews of CLO tranches and their broadly syndicated loans due to disruptions on the economic market. Such reviews have, in some cases, resulted in downgrades of broadly syndicated loans. Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which the Company has invested and their ability to pay equity distributions to the Company in the future.

High Yield Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Investment Risks. The CLO equity and subordinated debt securities that the Company will acquire are typically unrated or rated below investment grade and are therefore considered “high yield” or “junk” securities and are considered speculative with respect to timely payment of distributions or interest and reinvestment or repayment of principal. The senior secured loans and other credit-related assets underlying CLOs are also typically high yield investments that are below investment grade. Investing in CLO equity and subordinated debt securities and other high yield investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact the Company’s performance. High-yield investments, including collateral held by CLOs in which the Company invests, generally have limited liquidity. As a result, prices of high-yield investments have at times experienced significant and rapid decline when a substantial number of holders (or a few holders of a significantly large “block” of the securities) decide to sell. In addition, the Company (or the CLOs in which it invests) may have difficulty disposing of certain high-yield investments because there may be a thin trading market for such securities.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Limited Investment Opportunities Risk. The market for CLO securities is more limited than the market for other credit related investments. Sufficient investment opportunities for the Company’s capital may not be available.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk. If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price may be adversely impacted.
Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. The assets underlying the CLO securities in which the Company invests are subject to prepayment by the underlying corporate borrowers. In addition, the CLO securities and related investments in which it invests are subject to prepayment risk. The Company’s investment performance will be adversely impacted if the Company, or a CLO collateral manager of a CLO in which the Company invests, is unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid or in a short time period following prepayment.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risks. To the extent the Company invests in illiquid instruments, it may not be able to sell such investments at prices that reflect its assessment of their fair value or the amount paid for such investments by it. Specifically, the subordinated or equity tranche CLO securities the Company intends to acquire are illiquid investments and subject to extensive transfer restrictions, and no party is under any obligation to make a market for subordinated notes. At times, there may be no market for subordinated notes, and the Company may not be able to sell or otherwise transfer subordinated notes at their fair value, or at all, in the event that it determines to sell them.
Counterparty Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Counterparty Risks. The Company may be exposed to counterparty risk, which could make it difficult for it or the CLOs in which it invests to collect on obligations, thereby resulting in potentially significant losses.
Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Accumulation Facilities Risk. Investments in loan accumulation facilities, which acquire loans on an interim basis that are expected to form part of a CLO, may expose the Company to market, credit and leverage risks. In particular, in the event a planned CLO is not consummated, or the loans held in a loan accumulation facility are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company primarily to credit and/or mark-to-market losses and other risks. Investments in Loan Accumulation Facilities face other risks similar to CLO equity investments.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Currency Risk. Although the Company intends to primarily make investments denominated in U.S. dollars, it may make investments denominated in other currencies. The Company’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.
Securities Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Securities. The following are risks related to investments in the Company’s securities:
•Shares of closed-end management investment companies, including the Company, have in the past frequently traded at discounts to their net asset values and have traded at or near historic lows as a result of concerns over liquidity, leverage restrictions and distribution requirements. The Company cannot assure that the market price of shares of its common stock will not decline below its net asset value per share.
•The Company’s common stock price may be volatile and may decrease substantially.
•Any amounts that the Company uses to service its preferred dividends, or that it uses to redeem its preferred stock, will not be available for distributions to its common stockholders.
•The Company’s common stock is subject to a risk of subordination relative to holders of its debt instruments and holders of its preferred stock.
•Holders of the Company’s preferred stock have the right to elect two members of the Company’s Board and class voting rights on certain matters.

Business And Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
•Our investment portfolio is recorded at fair value and OFS Advisor, our “valuation designee,” determines the fair value of our investments in good faith pursuant to Rule 2a-5 under the 1940 Act. As a result, there will be uncertainty as to the value of our portfolio investments, and the participation of OFS Advisor’s professionals in our valuation process could result in a conflict of interest.
•Our financial condition and results of operations depend on OFS Advisor’s ability to effectively manage and deploy capital.
•We are dependent upon OFS senior professionals for our future success and upon their access to the investment professionals and partners of OFSAM and its affiliates.
•OFS Advisor and OFS Services each has the right to resign on 60 days’ notice, and we may not be able to find a suitable replacement within that time, resulting in a disruption in our operations that could adversely affect our financial condition, business and results of operations.
•Our success will depend on the ability of OFS Advisor to attract and retain qualified personnel in a competitive environment.
•Our incentive fee structure may incentivize OFS Advisor to make certain investments, including speculative investments, use leverage when it may be unwise to do so, refrain from de-levering when it would otherwise be appropriate to do so, or include optimistic assumptions in the determination of net investment income.
•We may be obligated to pay OFS Advisor incentive compensation even if we incur a loss.
•We may pay an incentive fee on income we do not receive in cash.
•OFS Advisor’s liability is limited under the Investment Advisory Agreement, and we have agreed to indemnify OFS Advisor against certain liabilities, which may lead OFS Advisor to act in a riskier manner on our behalf than it would when acting for its own account.
•The Investment Advisory Agreement and the Administration Agreement were not negotiated on an arm’s length basis and may not be as favorable to us as if they had been negotiated with an unaffiliated third party.
•Our Board may change our operating policies and strategies without stockholder approval, the effects of which may be adverse.
•We will be subject to U.S. federal income tax at corporate rates if we are unable to maintain our tax treatment as a RIC.
•There is a risk that holders of our equity securities may not receive distributions or that our distributions may not grow or may be reduced over time.
•We may choose to pay distributions in our own common stock, in which case, our stockholders may be required to pay U.S. federal income tax in excess of the cash distributions they receive.
•We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
•Because we expect to distribute substantially all of our ordinary income and net realized capital gains to our stockholders, we may need additional capital to finance our growth and such capital may not be available on favorable terms or at all.
•Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
•Global economic, political and market conditions may adversely affect our business, ability to secure debt financing, results of operations and financial condition, including our revenue growth and profitability.
•Adverse developments in the credit markets may impair our ability to secure debt financing.
•Our ability to enter into transactions with our affiliates is restricted, which may limit the scope of investments available to us.
•We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
•We may enter into reverse repurchase agreements, which are another form of leverage.
•Provisions of the Delaware General Corporation Law and our Amended and Restated Certificate of Incorporation and Bylaws could deter takeover attempts and have an adverse effect on the price of our securities.
•Increased geopolitical unrest, terrorist attacks, acts of war, global health emergencies or natural disasters may impact the businesses in which we invest and harm our business, operating results and financial condition.
•The impact of legal, tax and regulatory changes in the United States is uncertain and may directly affect financial institutions and the global economy.
•Our cash and cash equivalents could be adversely affected if the financial institutions in which we hold our cash and cash equivalents fail.
•Global climate change may impact the businesses in which we invest and harm our business, operating results and financial condition.

Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
•Investing in senior secured loans indirectly through CLO securities involves particular risks.
•Our investments in CLO securities and other structured finance securities involve certain risks.
•Our investments in subordinated or equity CLO securities are more likely to suffer a loss of all or a portion of their value in the event of a default.
•Our portfolio of investments may lack diversification among CLO securities or underlying obligors, which may subject us to a risk of significant loss if one or more of these CLO securities experience a high level of defaults on collateral.
•Our portfolio is focused on CLO securities, and the CLO securities in which we invest may hold loans that are concentrated in a limited number of industries.
•Failure by a CLO in which we are invested to satisfy certain tests will harm our operating results.
•Our investments in CLO securities may be less transparent to us and our stockholders than direct investments in the collateral.
•CLO investments involve complex documentation and accounting considerations, and as a result, the risk of dispute over interpretation or enforceability of the documentation may be higher relative to other types of investments.
•The application of the risk retention rules to CLOs under Section 941 of the Dodd-Frank Act and other similar European Union and United Kingdom laws may have broader effects on the CLO and loan markets in general, potentially resulting in fewer or less desirable investment opportunities for us.
•Our investments in CLO securities may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
•If a CLO in which we invest fails to comply with certain U.S. tax disclosure requirements, such CLO may be subject to withholding requirements that could materially and adversely affect our operating results and cash flows.
•Increased competition in the market or a decrease in new CLO issuances may result in increased price volatility or a shortage of investment opportunities.
•We and our investments are subject to interest rate risk.
•The lack of liquidity in our investments may adversely affect our business.
•We are subject to risks associated with defaults on an underlying asset held by a CLO.
•We are subject to risks associated with Loan Accumulation Facilities.
•We are subject to risks associated with the bankruptcy or insolvency of an issuer or borrower of a loan that we hold or of an underlying asset held by a CLO in which we invest.
•We may be exposed to risks if we invest in the securities of new issuers.
•We and our investments may be subject to currency risk.
•We and our investments are subject to risks associated with non-U.S. investing.
•Any unrealized depreciation we experience on our portfolio may be an indication of future realized losses, which could reduce our income available for distribution or to make payments on our other obligations.
•A portion of our income and fees may not be qualifying income for purposes of the income source requirement.
•Downgrades by rating agencies of broadly syndicated loans could adversely impact the financial performance of the CLO vehicles in which we have invested and their ability to pay equity distributions to the Company in the future.

Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Securities
•Our shares of common stock have traded at a discount from NAV and our Series C Term Preferred Stock, Series E Term Preferred Stock and Series F Term Preferred Stock may not trade at favorable prices.
•The market price of our common stock may fluctuate and decrease significantly.
•We cannot assure you that we will be able to successfully deploy the proceeds of any offering conducted pursuant to a prospectus within the timeframe we have contemplated.
•If we issue additional preferred stock, the NAV and market value of our common stock will likely become more volatile.
•Any amounts that we use to service our indebtedness or preferred dividends, or that we use to redeem our preferred stock, will not be available for distributions to our common stockholders.
•Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.
•Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
•You may not receive distributions or our distributions may decline or may not grow over time.
The risk factor entitled “We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.” in the Base Prospectus is replaced in its entirety as follows:
We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us.
We may incur, directly or indirectly, through one or more special purpose vehicles, indebtedness for borrowed money, as well as leverage in the form of derivative transactions, preferred stock and other structures and instruments, in significant amounts and on terms that OFS Advisor and our Board deem appropriate, subject to applicable limitations under the 1940 Act. Any such borrowings do not include embedded or inherent leverage in the CLO structures in which we intend to invest or in derivative instruments in which we may invest. Such leverage may be used for the acquisition and financing of our investments, to pay fees and expenses and for other purposes. Any such leverage we incur may be secured and/or unsecured and senior and/or subordinated. Moreover, CLOs by their very nature are leveraged vehicles. Accordingly, there may be a layering of leverage in our overall structure.
Leverage creates risks which may adversely affect the return for the holders of shares of our common stock, including:
•The likelihood of greater volatility of NAV and market price of shares of our common stock;
•Fluctuations in the interest rates on borrowings and short-term debt;
•Increased operating costs, which may reduce our total return to the holders of shares of our common stock;
•The fees and expenses attributed to leverage, including all offering and operating expenses relating to any preferred stock, will be borne by holders of shares of our common stock; and
•The potential for a decline in the value of an investment acquired through leverage while our obligations under such leverage remain fixed.
The more leverage is employed, the more likely a substantial change will occur in our NAV. Accordingly, any event that adversely affects the value of an investment would be magnified to the extent leverage is utilized. For instance, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could also negatively affect our ability to make dividend payments on shares of our common stock. Leverage is generally considered a speculative investment technique. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if our investments were not leveraged.
As a registered closed-end management investment company, we are generally required to meet certain asset coverage ratios, defined under the 1940 Act, with respect to any senior securities. With respect to senior securities representing indebtedness (i.e., borrowings or deemed borrowings), other than temporary borrowings as defined under the 1940 Act, we are required to have an asset coverage ratio of at least 300%, as measured at the time of borrowing and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness. With respect to senior securities that are stocks (i.e., shares of preferred stock, including our Series C Term Preferred Stock, Series D Term Preferred Stock, Series E Term Preferred Stock , Series F Preferred Stock and Series G Preferred Stock), we are required to have an asset coverage ratio of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of our total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock. As of April 30, 2025, we had $23.0 million of the Series C Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.125% per annum issued in April 2021, $3.0 million of the Series D Term Preferred Stock principal outstanding with a preferred distribution rate equal to 6.00% per annum issued in June 2021, $35.0 million of the Series E Term Preferred Stock principal outstanding with a preferred distribution rate equal to 5.25% per annum issued in December 2021, $29.9 million of the Series F Term Preferred Stock principal outstanding with a preferred distribution rate equal to 7.875% per annum issued in October 2024, and $25.0 million of the Series G Term Preferred Stock principal outstanding with a preferred distribution rate equal to 8.00% per annum issued in April 2025.
If our asset coverage ratio declines below 300% (or 200%, as applicable), we would not be able to incur additional debt or issue additional preferred stock and could be required by law to sell a portion of our investments to repay some debt when it is disadvantageous to do so, which could have a material adverse effect on our operations, and we would not be able to make certain distributions or pay dividends. The amount of leverage that we employ will depend on OFS Advisor’s and our Board’s assessment of market and other factors at the time of any proposed borrowing. We cannot assure you that we will be able to obtain credit at all or on terms acceptable to us.
In addition, any debt facility into which we may enter would likely impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to maintain our status as a RIC under Subchapter M of the Code.
The risk factor entitled “Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.” in the Base Prospectus is replaced in its entirety as follows:
Regulations governing our operation as a registered closed-end management investment company affect our ability to raise additional capital and the way in which we do so. Raising debt capital may expose us to risks, including the typical risks associated with leverage.
We may in the future issue debt securities or additional preferred stock and/or borrow money from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end management investment company, to issue senior securities provided we meet certain asset coverage ratios (i.e., 300% for senior securities representing indebtedness and 200% in the case of the issuance of preferred stock under current law). If the value of our assets declines, we may be unable to satisfy this test. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness (including by redeeming shares of our Series C Term Preferred Stock, our Series D Term Preferred Stock, our Series E Term Preferred Stock, our Series F Term Preferred Stock, our Series G Term Preferred Stock, or of a portion of any future series of preferred stock or notes that may be outstanding) at a time when such sales may be disadvantageous. Also, any amounts that we use to service our indebtedness would not be available for distributions to our stockholders.
The risk factor entitled “Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.” in the Base Prospectus is replaced in its entirety as follows:
Holders of any preferred stock we might issue would have the right to elect members of our Board and class voting rights on certain matters.
Except as otherwise provided in our Amended and Restated Articles of Incorporation, Certificate of Designation for the Series C Term Preferred Stock, the Certificate of Designation for the Series D Term Preferred Stock, the Certificate of Designation for the Series E Term Preferred Stock, the Certificate of Designation for the Series F Term Preferred Stock, the Certificate of Designation for the Series G Term Preferred Stock or as otherwise required by law, (1) each holder of our preferred stock is entitled to one vote for each share of preferred stock held by such holder on each matter submitted to a vote of our stockholders, and (2) the holders of all outstanding shares of preferred stock and shares of common stock will vote together as a single class; provided that holders of preferred stock, voting separately as a class, will elect two of our directors and will be entitled to elect a majority of our directors if we fail to pay dividends on any outstanding shares of preferred stock in an amount equal to two full years of dividends and continuing during that period until we correct that failure. Holders of shares of our preferred stock will also vote separately as a class on any matter that materially and adversely affects any preference, right or power of holders of shares of our preferred stock.
The risk factor entitled “Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.” in the Base Prospectus is replaced in its entirety as follows:
Events outside of our control, including public health crises, interest rate and inflation rate changes and significant market volatility, have negatively affected, and could continue to negatively affect, our CLO investments and our results of operations.
Periods of market volatility may continue to occur in response to changes in interest rates and inflation rates, public health crises, or other events outside of our control. These types of events will continue to lead to disruptions in local, regional, national and global markets and economies, may lead to a recession, and have adversely affected, and will continue to adversely affect, our operating results.
In the recent past, inflation rates, food and energy costs increased, reflecting labor market, supply chain and transportation disruptions. The tariffs imposed on imported goods by the U.S. presidential administration since February 2025 have heightened trade uncertainty and it is unclear whether further tariffs may be imposed or if other escalating actions may be taken in the future. In the fall of 2024, the U.S. Federal Reserve lowered interest rates several times, and although the U.S. Federal Reserve has signaled the potential for additional federal funds rate cuts, uncertainty remains regarding their timing and extent, including in response to federal policy.
Any of the foregoing factors, or other cascading effects of changing interest and inflation rates, will materially increase our costs, negatively impact our investment income and damage our results of operations and liquidity position, possibly to a significant degree. These impacts, the duration of which remains uncertain, have affected and will continue to adversely affect the Company’s operating results.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk. The price of certain of the Company’s investments may be significantly affected by changes in interest rates. Although senior secured loans are generally floating rate instruments, the Company’s investments in senior secured loans through CLOs are sensitive to interest rate levels and volatility. Although CLOs are generally structured to mitigate the risk of interest rate mismatch, there may be some difference between the timing of interest rate resets on the assets and liabilities of a CLO. Such a mismatch in timing could have a negative effect on the amount of funds distributed to CLO equity investors, and may in turn adversely affect the Company’s cash flows and results of operations. In addition, changes in interest rate spreads can have a material impact the Company’s investment income, cost of funding and the valuation of its investment portfolio.
Redeemable Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 6. Mandatorily Redeemable Preferred Stock
The Company has authorized 10,000,000 shares of preferred stock, at a par value of $0.001 per share, and at April 30, 2025 had 4,636,000 shares of preferred stock outstanding. During the six months ended April 30, 2025, the average daily dollar borrowings and average effective interest rate for the Company’s preferred stock was $95,043,646 and 7.21%, respectively. The Company may recognize a loss related to the acceleration of unamortized deferred issuance costs upon early redemption of any outstanding shares of preferred stock. No loss was recognized for the six months ended April 30, 2025.
6.125% Series C Term Preferred Stock
In April 2021, the Company issued 920,000 shares of its 6.125% Series C Term Preferred Stock due 2026 (the “Series C Term Preferred Stock”). The shares of Series C Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on April 30, 2026. The Company may, at its sole option, redeem the outstanding shares of Series C Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the six months ended April 30, 2025, the Company paid distributions of approximately $0.77 per share of Series C Term Preferred Stock. On January 16, 2025, the Board declared additional fiscal year 2025 monthly distributions of $0.1276042 per share of Series C Term Preferred Stock through July 2025.
6.00% Series D Term Preferred Stock
On June 10, 2021, through a private placement, the Company issued 120,000 shares of its 6.00% Series D Term Preferred Stock due 2026 (the “Series D Term Preferred Stock”) at a price per share of $24.50. The shares of Series D Term Preferred Stock have a liquidation preference of $25 per share and are subject to mandatory redemption on June 10, 2026. The Company may, at its sole option, redeem the outstanding shares of Series D Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series D Purchase Agreement”) dated June 10, 2021 by and between the Company and the purchaser named therein (the “Series D Purchaser”). The Series D Purchase Agreement provided for the Series D Term Preferred Stock to be issued to the Series D Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series D Purchaser. The Series D Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the six months ended April 30, 2025, the Company paid distributions of approximately $0.75 per share of Series D Term Preferred Stock. On January 16, 2025, the Board declared additional fiscal year 2025 monthly distributions of $0.125 per share of Series D Term Preferred Stock through July 2025.
5.25% Series E Term Preferred Stock
In December 2021, the Company issued 1,400,000 shares of its 5.25% Series E Term Preferred Stock (the “Series E Term Preferred Stock”). The shares of Series E Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on December 31, 2026. The Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the six months ended April 30, 2025, the Company paid distributions of approximately $0.66 per share of Series E Term Preferred Stock. On January 16, 2025, the Board declared additional fiscal year 2025 monthly distributions of $0.109375 per share of Series E Term Preferred Stock through July 2025.
7.875% Series F Term Preferred Stock
In October 2024, the Company issued 1,196,000 shares of its 7.875% Series F Term Preferred Stock (the “Series F Term Preferred Stock”). The shares of Series F Term Preferred Stock have a liquidation preference of $25 per share and are mandatorily redeemable on October 31, 2029. At any time on or after October 31, 2026, the Company may, at its sole option, redeem the outstanding shares of Series F Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
During the six months ended April 30, 2025, the Company paid distributions of approximately $0.95 per share of Series F Term Preferred Stock. On January 16, 2025, the Board declared additional fiscal year 2025 monthly distributions of $0.1640625 per share of Series F Term Preferred Stock through July 2025.
8.00% Series G Term Preferred Stock
On April 1, 2025, through a private placement, the Company issued 1,000,000 shares of its 8.00% Series G Term Preferred Stock due 2030 (the “Series G Term Preferred Stock”) at a price per share of $24.25, resulting in net proceeds of $24,250,000, before offering costs. The shares of Series G Term Preferred Stock have a liquidation preference of $25 per share and are subject to mandatory redemption on April 1, 2030. At any time on or after April 1, 2027, the Company may, at its sole option, redeem the outstanding shares of Series G Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
The offering was consummated pursuant to the terms of a purchase agreement (the “Series G Purchase Agreement”), dated April 1, 2025 by and between the Company and the purchaser named therein (the “Series G Purchaser”). The Series G Purchase Agreement provided for the Series G Term Preferred Stock to be issued to the Series G Purchaser in a private placement in reliance on an exemption from registration under the Securities Act, provided by Section 4(a)(2) thereof and Regulation D thereunder. The Company relied upon this exemption from registration based in part on representations made by the Series G Purchaser. The Series G Term Preferred Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an applicable exemption from registration.
During the six months ended April 30, 2025, the Company paid a distribution of approximately $0.17 per share of Series G Term Preferred Stock. On April 3, 2025, the Board declared additional fiscal year 2025 monthly distributions of $0.16666667 per share of Series G Term Preferred Stock through July 2025.
For the six months ended April 30, 2025, the components of interest expense, cash paid for interest, effective interest rate and average outstanding balance for the Company’s preferred stock was as follows:

	Series C Term Preferred Stock	Series D Term Preferred Stock	Series E Term Preferred Stock	Series F Term Preferred Stock	Series G Term Preferred Stock	Total
Stated interest expense	$704,374	$90,000	$918,750	$1,177,312	$166,667	$3,057,103
Amortization of deferred issuance costs	82,405	8,262	122,533	112,837	13,189	339,226
Total interest expense	$786,779	$98,262	$1,041,283	$1,290,149	$179,856	$3,396,329
Cash paid for interest expense	$704,374	$90,000	$918,750	$1,177,312	$166,667	$3,057,103
Stated interest rate	6.125%	6.00%	5.25%	7.875%	8.00%	6.71%
Effective interest rate(1)	6.90%	6.61%	6.00%	8.70%	8.75%	7.21%
Average outstanding balance	$23,000,000	$3,000,000	$35,000,000	$29,900,000	$4,143,646	95,043,646
Shares outstanding - period end	920,000	120,000	1,400,000	1,196,000	1,000,000	4,636,000
Optional redemption date	Currently Callable	Currently Callable	Currently Callable	October 31, 2026	April 1, 2027
Mandatory redemption date	April 30, 2026	June 10, 2026	December 31, 2026	October 31, 2029	April 1, 2030
(1) The effective interest rate on preferred stock is calculated as total interest expense for the period divided by the average outstanding principal balance of preferred stock for the period.
The following table shows the scheduled maturities of the principal balances of the Company’s outstanding preferred stock as of April 30, 2025:

	Payments due by period
Description	Total	Less than 1 year	1 to 3 years	3 to 5 years	After 5 years
Series C Term Preferred Stock	$23,000,000	$—	$23,000,000	$—	$—
Series D Term Preferred Stock	3,000,000	—	3,000,000	—	—
Series E Term Preferred Stock	35,000,000	—	35,000,000	—	—
Series F Term Preferred Stock	29,900,000	—	—	29,900,000	—
Series G Term Preferred Stock	25,000,000	—	—	25,000,000	—
Total	$115,900,000	$—	$61,000,000	$54,900,000	$—
Preferred Stock Repurchase Program
On December 7, 2021, the Board authorized a program under which the Company may repurchase up to $10.0 million of its outstanding shares of the Company's Series C Term Preferred Stock and Series E Term Preferred Stock. On December 5, 2023, the Board extended the repurchase program for an additional two-year period. Under this program, the Company may, but is not obligated to, repurchase its outstanding Series C Term Preferred Stock and Series E Term Preferred Stock in the open market from time to time through December 7, 2025. The timing and the amount of Series C Term Preferred Stock and Series E Term Preferred Stock to be repurchased will depend on a number of factors, including then-existing market conditions, liquidity, prospects for future access to capital, contractual restrictions, alternative investment opportunities and other factors. In addition, any repurchases will also be conducted in accordance with the 1940 Act. There are no assurances that the Company will engage in any repurchases. During the six months ended April 30, 2025, no shares of preferred stock were repurchased under the program.

Series C Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 23,000,000	$ 23,000,000	$ 23,000,000	$ 23,000,000					$ 23,000,000				$ 23,000,000
Senior Securities Coverage per Unit	$ 65.87	$ 71.95	$ 61.80	$ 78.71					$ 65.87				$ 71.95
Preferred Stock Liquidating Preference	$ 25.00	25.00	25.00	25.00					$ 25.00				$ 25.00
Senior Securities Average Market Value per Unit		$ 23.29	$ 24.79	$ 25.22													24.06
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	6.125% Series C Term Preferred Stock
Security Dividends [Text Block]	The Company may, at its sole option, redeem the outstanding shares of Series C Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series D Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000					$ 3,000,000				$ 3,000,000
Senior Securities Coverage per Unit	$ 65.87	$ 71.95	$ 61.80	$ 78.71					$ 65.87				$ 71.95
Preferred Stock Liquidating Preference	$ 25.00	$ 25.00	$ 25.00	$ 25.00					$ 25.00				$ 25.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	6.00% Series D Term Preferred Stock
Security Dividends [Text Block]	The Company may, at its sole option, redeem the outstanding shares of Series D Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series E Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 35,000,000	$ 35,000,000	$ 35,000,000						$ 35,000,000				$ 35,000,000
Senior Securities Coverage per Unit	$ 65.87	$ 71.95	$ 61.80						$ 65.87				$ 71.95
Preferred Stock Liquidating Preference	$ 25.00	25.00	25.00						$ 25.00				$ 25.00
Senior Securities Average Market Value per Unit		$ 22.38	$ 23.99														$ 22.98
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	5.25% Series E Term Preferred Stock
Security Dividends [Text Block]	The Company may, at its sole option, redeem the outstanding shares of Series E Term Preferred Stock in whole or, from time to time, in part, out of funds legally available for such redemption, at the liquidation preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Series A Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 21,316,500	$ 21,316,500	$ 21,316,500
Senior Securities Coverage per Unit				$ 78.71	$ 73.64	$ 78.78
Preferred Stock Liquidating Preference				25.00	25.00	25.00
Senior Securities Average Market Value per Unit				$ 25.15	$ 23.72	$ 25.46
Series B Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 3,000,000	$ 3,000,000	$ 3,000,000									$ 3,000,000
Senior Securities Coverage per Unit		$ 71.95	$ 61.80	$ 78.71									$ 71.95
Preferred Stock Liquidating Preference		$ 25.00	$ 25.00	$ 25.00									$ 25.00
Series F Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 29,900,000								$ 29,900,000
Senior Securities Coverage per Unit	$ 65.87								$ 65.87
Preferred Stock Liquidating Preference	25.00								$ 25.00
Senior Securities Average Market Value per Unit	$ 24.94